Commitments For Expenditure (Tables)	12 Months Ended
Jun. 30, 2023
Commitments For Expenditure [Abstract]
Summary of Non cancellable Operating Lease Commitments	The following table gives information about this lease commitment, which are not included in the lease liability due to the application of the practical expedients to exclude low value leases from lease liabilities.

	2023 A$	2022 A$
Non-cancellable Operating Lease Commitments
Within one year	5,469	5,064
Later than one year but not greater than five	10,103	13,504
Later than five years	-	-
Minimum lease payments	15,572	18,568